SUPPLEMENT DATED DECEMBER 17, 2007
TO

PROSPECTUSES DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY AND FUTURITY ACCOLADE NY
PROSPECTUSES DATED MAY 21, 2007
FOR MFS REGATTA NY, MFS REGATTA GOLD NY,
AND FUTURITY NY

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERSSM ACCESS NY, SUN LIFE FINANCIAL MASTERSSM FLEX NY,
SUN LIFE FINANCIAL MASTERSSM EXTRA NY, SUN LIFE FINANCIAL MASTERSSM CHOICE NY,
SUN LIFE FINANCIAL MASTERSSM REWARD NY, AND
SUN LIFE FINANCIAL MASTERSSM SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information about the MFS/ Sun Life Series Trust.

On or about January 1, 2008, the name of the MFS/ Sun Life Series Trust will be changed to MFS Variable Insurance Trust II.

In addition, all of the funds under this Series Trust will be renamed by removing the reference to Sun Life and replacing the word "Series" with "Portfolio."

Please retain this supplement with your prospectus for future reference.

        SLNY 12/07